Stock-Based Compensation	12 Months Ended
Apr. 27, 2019
Stock-Based Compensation
3.	Stock-Based Compensation
The Company maintains one active share-based incentive plan: the Amended and Restated 2009 Incentive Plan. Prior to June 2, 2009, the Company issued restricted stock and stock options under the 1996 and 2004 Incentive Plans. On June 2, 2009, the Company’s shareholders approved the 2009 Incentive Plan. Under the 2009 Incentive Plan, the Company has issued restricted stock units, restricted stock and stock options. On September 11, 2012, the Company’s shareholders approved the Amended and Restated 2009 Incentive Plan. Under the Amended and Restated 2009 Incentive Plan, the Company has issued performance-based stock units, restricted stock units, restricted stock and stock options. At April 27, 2019, there were approximately 5,347,176 shares of common stock available for future grants under the Amended and Restated 2009 Incentive Plan.
A restricted stock award is an award of common stock that is subject to certain restrictions during a specified period. Restricted stock awards are independent of option grants and are generally subject to forfeiture if employment terminates prior to the release of the restrictions. The grantee cannot transfer the shares before the restricted shares vest. Shares of unvested restricted stock have the same voting rights as common stock, are entitled to receive dividends and other distributions thereon and are considered to be currently issued and outstanding. The Company’s restricted stock awards vest over a period of one to four years. The Company expenses the cost of the restricted stock awards, which is determined to be the fair market value of the shares at the date of grant, straight-line over the period during which the restrictions lapse. For these purposes, the fair market value of the restricted stock is determined based on the closing price of the Company’s common stock on the grant date.
A restricted stock unit is a grant valued in terms of the Company’s common stock, but no stock is issued at the time of grant. The restricted stock units may be redeemed for one share of common stock each once vested.

Restricted stock units are generally subject to forfeiture if employment terminates prior to the release of the restrictions. The grantee cannot transfer the units except in very limited circumstances and with the consent of the compensation committee. Shares of unvested restricted stock units have no voting rights but are entitled to receive dividends and other distributions thereon. Cash dividends to restricted stock units granted on or after July 15, 2015 are not distributed until the restricted stock units vest. The Company’s restricted stock units vest over a period of one to four years. The Company expenses the cost of the restricted stock units, which is determined to be the fair market value of the shares at the date of grant, straight-line over the period during which the restrictions lapse. For these purposes, the fair market value of the restricted stock unit is determined based on the closing price of the Company’s common stock on the grant date.
A performance-based stock unit is a grant valued in terms of the Company’s common stock, but no stock is issued at the time of grant. Each performance-based stock unit may be redeemed for one share of common stock once vested. In general, upon the achievement of a minimum threshold, 50% to 150% of these awards vest at the end of a three year performance period from the date of grant based upon achievement of the performance goal specified in the performance-based stock unit agreement. Performance-based stock units are generally subject to forfeiture if employment terminates prior to the settlement of the award. The grantee cannot transfer the units except in very limited circumstances and with the consent of the compensation committee. Shares of unvested performance-based stock units have no voting rights but are entitled to receive dividends and other distributions thereon. Cash dividends to performance-based stock units are not distributed until the award is settled. The Company expenses the cost of the performance-based stock units, which is determined to be the fair market value of the shares at the date of grant, ratably over the requisite service period, based on the probability of achieving the performance goal, with changes in expectations recognized as an adjustment to earnings in the period of the change. If the performance goal is not met, no compensation cost is recognized and any previously recognized compensation cost is reversed.

The Company uses the Black-Scholes option-pricing model to value the Company’s stock options for each stock option award. Using this option-pricing model, the fair value of each stock option award is estimated on the date of grant. The fair value of the Company’s stock option awards, which are generally subject to pro-rata
 vesting annually over four years, is expensed on a straight-line basis over the vesting period of the stock options. The expected volatility assumption is based on traded options volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The expected term assumption incorporates the contractual term of an option grant, which is ten years, as well as the vesting period of an award, which is generally pro-rata
 vesting annually over four years. The risk-free interest rate is based on the implied yield on a U.S. Treasury constant maturity with a remaining term equal to the expected term of the option granted.
No stock options were granted during fiscal 2019, fiscal 2018 or fiscal 2017.
The Company recognizes stock-based compensation costs on a straight-line basis over the requisite service period of the award and recognizes forfeitures as they occur.
In September 2003, Leonard Riggio, the Company’s Executive Chairman, exercised 1,318,750 stock options by tendering in payment of the exercise price of the stock options 606,277 shares that he held in the Company’s stock. Mr. Riggio elected to defer receipt of the balance of the shares (712,473) due from the exercise pursuant to the Company’s Executive Deferred Compensation Plan (Plan). In accordance therewith, the Company established a rabbi trust (Rabbi Trust) under the Plan for the benefit of Mr. Riggio, which holds 712,473 shares of the Company’s common stock. The shares held by the Rabbi Trust were treated as treasury stock. Due to the deferred compensation arrangement, these shares were included in the denominator of the earnings per share calculation in accordance with ASC 260,
Earnings Per Share,
 when the impact was not antidilutive.
On March 15, 2017, the Board of Directors of the Company approved the termination of the Plan and the Rabbi Trust. As part of the termination of the Plan, all amounts deferred under the Plan and held in the Rabbi Trust were distributed in March 2017 to Mr. Riggio, who was the sole participant in the Plan.

Stock-Based Compensation Activity
The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, April 30, 2016	324	$11.29	5.09 years	$516
Granted	—	0.00
Exercised	(31)	9.91
Forfeited	(38)	21.14

Balance, April 29, 2017	255	$9.99	4.62 years	$11
Granted	—	0.00
Exercised	—	0.00
Forfeited	(79)	10.08

Balance, April 28, 2018	176	$9.95	3.63 years	$0
Granted	—	0.00
Exercised	—	0.00
Forfeited	—	0.00

Balance, April 27, 2019	176	$9.95	2.63 years	$0

Vested and expected to vest in the future at April 27, 2019	176	$9.95	2.63 years	$0
Exercisable at April 27, 2019	176	$9.95	2.63 years	$0
Available for grant at April 27, 2019	5,347
The aggregate intrinsic value in the table above represents the total pre-tax
 intrinsic value (the difference between the Company’s closing stock price on the last trading day of the related fiscal year and the exercise price, multiplied by the related in-the-money
 options) that would have been received by the option holders had they exercised their options at the end of the fiscal year. This amount changes based on the market value of the Company’s common stock. Total intrinsic value of options exercised for fiscal 2019, fiscal 2018 and fiscal 2017 (based on the difference between the Company’s stock price on the exercise date and the respective exercise price, multiplied by the number of options exercised) was $0, $0 and $99, respectively.
As of April 27, 2019, there was no unrecognized compensation expense related to unvested stock options granted under the Company’s share-based compensation plans.

The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2016	64	$13.04
Granted	77	10.95
Vested	(64)	13.04
Forfeited	—	0.00

Balance, April 29, 2017	77	$10.95
Granted	141	7.10
Vested	(77)	10.95
Forfeited	—	0.00

Balance, April 28, 2018	141	$7.10
Granted	170	6.62
Vested	(141)	7.10
Forfeited	—	0.00

Balance, April 27, 2019	170	$6.62

Total fair value of shares of restricted stock that vested during fiscal 2019, fiscal 2018 and fiscal 2017 was $789, $548 and $680, respectively. As of April 27, 2019, there was $473 of unrecognized stock-based compensation expense related to non-vested
 restricted stock awards. That cost is expected to be recognized over a weighted average period of 0.45 years.
The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2016	1,438	$13.76
Granted	547	12.42
Vested	(609)	11.75
Forfeited	(826)	14.22

Balance, April 29, 2017	550	$13.96
Granted	813	7.17
Vested	(228)	14.10
Forfeited	(99)	11.39

Balance, April 28, 2018	1,036	$8.85
Granted	740	5.65
Vested	(336)	10.75
Forfeited	(518)	7.33

Balance, April 27, 2019	922	$6.44

Total fair value of shares of restricted stock units that vested during fiscal 2019, fiscal 2018 and fiscal 2017 were $1,878, $1,694 and $6,612, respectively. As of April 27, 2019, there was $3,769 of unrecognized stock-based compensation expense related to non-vested
 restricted stock units. That cost is expected to be recognized over a weighted average period of 1.87 years.

The following table presents a summary of the Company’s performance-based stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2016	151	$18.41
Granted	507	12.48
Vested	—	0.00
Forfeited	(238)	13.55

Balance, April 29, 2017	420	$14.00
Granted	706	7.35
Vested	—	0.00
Forfeited	(117)	12.01

Balance, April 28, 2018	1,009	$9.58
Granted	632	5.50
Vested	(68)	18.36
Forfeited	(535)	8.01

Balance, April 27, 2019	1,038	$7.32

Total fair value of shares of performance-based stock units that vested during fiscal 2019, fiscal 2018 and fiscal 2017 were $369, $0 and $0, respectively. As of April 27, 2019, there was $2,516 of unrecognized stock-based compensation expense related to non-vested
 performance-based stock units. That cost is expected to be recognized over a weighted average period of 1.54 years.
For fiscal 2019, fiscal 2018 and fiscal 2017, stock-based compensation expense of $3,975, $6,865 and $6,299, respectively, is included in selling and administrative expenses.